Segment Reporting - Schedule of Financial Information Related to Our Reportable Segments and Corporate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Net Revenue	$ 173,941	$ 196,946	$ 377,668	$ 488,830	$ 1,278,994	$ 1,498,874
Cost of Revenue					219,405	63,144
Gross margin	141,954	149,178	344,252	401,086	1,059,589	1,435,730
Research and development						204,043
Marketing					518,594	274,039
Compensation					1,564,212	1,941,672
Stock Based Compensation	1,440,160	2,360,259	12,748,152	3,310,183	5,305,221	9,442,717
General and administrative	643,864	19,808	1,360,269	710,997	1,755,745	1,910,480
Impairment of intangible assets					35,723
Impairment of goodwill					3,034
Total Operating Expenses	2,432,506	2,739,215	14,975,408	4,951,113	9,184,371	13,772,951
Interest Expense					(723,549)	(319,155)
All other (expenses) income, net					3,718,305	7,986,365
Other expenses, net					2,994,756	7,667,210
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	(2,482,684)	(1,383,071)	(15,927,106)	(3,085,163)	(5,130,026)	(4,670,011)
Loss from discontinued operations, net of tax		(89,410)	(1,379,339)	(426,993)	4,234,525
Net loss	$ (2,482,684)	$ (1,472,481)	$ (17,306,445)	$ (3,512,156)	(9,364,552)	(4,670,011)
Vocal [Member]
Segment Reporting [Line Items]
Net Revenue					1,053,451	1,444,458
Cost of Revenue					150,602	63,002
Gross margin					902,849	1,381,456
Research and development						204,043
Marketing					417,072	252,436
Compensation					430,126	2,500
Stock Based Compensation						709,926
General and administrative					335,177	316,089
Impairment of intangible assets
Impairment of goodwill
Total Operating Expenses					1,184,217	1,484,994
Interest Expense					(7,729)	(19,265)
All other (expenses) income, net					(6,361)	954,958
Other expenses, net					(14,090)	935,693
Income (loss) before income tax provision and equity in net loss from unconsolidated investments					(295,458)	832,155
OG Collection [Member]
Segment Reporting [Line Items]
Net Revenue					71,743	37,348
Cost of Revenue					12,095
Gross margin					59,648	37,348
Research and development
Marketing					101,522	16,719
Compensation					301,252
Stock Based Compensation						4,600,000
General and administrative					57,028	43,714
Impairment of intangible assets
Impairment of goodwill
Total Operating Expenses					459,802	4,660,433
Interest Expense
All other (expenses) income, net					3,192	5,000
Other expenses, net					3,192	5,000
Income (loss) before income tax provision and equity in net loss from unconsolidated investments					(396,962)	(4,618,085)
Corporate [Member]
Segment Reporting [Line Items]
Net Revenue					153,800	17,068
Cost of Revenue					56,708	142
Gross margin					97,092	16,926
Research and development
Marketing						4,884
Compensation					832,834	1,939,172
Stock Based Compensation					5,305,221	4,132,791
General and administrative					1,363,540	1,550,678
Impairment of intangible assets					35,723
Impairment of goodwill					3,034
Total Operating Expenses					7,540,352	7,627,525
Interest Expense					(715,820)	(299,890)
All other (expenses) income, net					3,721,474	7,026,407
Other expenses, net					3,005,654	6,726,517
Income (loss) before income tax provision and equity in net loss from unconsolidated investments					(4,437,606)	(884,081)
Previously Reported [Member]
Segment Reporting [Line Items]
Net Revenue					1,278,994	1,498,874
Research and development					1,842
Loss from discontinued operations, net of tax					(4,234,526)
Net loss					(9,364,552)	$ (4,670,011)
Previously Reported [Member] | Vocal [Member]
Segment Reporting [Line Items]
Research and development					1,842
Previously Reported [Member] | OG Collection [Member]
Segment Reporting [Line Items]
Research and development
Previously Reported [Member] | Corporate [Member]
Segment Reporting [Line Items]
Research and development